Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Diversified Municipal Portfolio

June 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.2%
Long-Term Municipal Bonds – 97.5%
Alabama – 2.8%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	$5,000	$4,971,084
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018-A 4.00%, 06/01/2049	2,100	2,095,934

		7,067,018

Arizona – 5.9%
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 5.00%, 02/01/2024	1,300	1,311,560
5.00%, 02/01/2025	1,100	1,128,097
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	1,980	2,025,976
5.00%, 09/01/2052	5,000	5,116,712
City of Glendale AZ (City of Glendale AZ COP) Series 2021 0.897%, 07/01/2024	2,000	1,905,306
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(a)	500	494,497
Salt River Project Agricultural Improvement & Power District Series 2015-A 5.00%, 12/01/2036	2,710	2,784,398

		14,766,546

California – 5.8%
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	2,260	2,364,183
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(a)	1,000	995,770
California State University Series 2021-B 0.55%, 11/01/2049	2,000	1,774,209
Orange County Transportation Authority Series 2021 5.00%, 10/15/2024 (Pre-refunded/ETM)	2,000	2,050,991

	Principal Amount (000)	U.S. $ Value

San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2024 (Pre-refunded/ETM)	$1,890	$1,915,168
State of California Series 2021 4.00%, 10/01/2024	4,520	4,580,545
Series 2023 5.10%, 03/01/2029	1,000	1,014,863

		14,695,729

Colorado – 3.1%
City & County of Denver Co. Airport System Revenue Series 2022-A 5.00%, 11/15/2030	4,000	4,390,375
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2026	1,885	1,986,305
E-470 Public Highway Authority Series 2021-B 3.74% (SOFR + 0.35%), 09/01/2039(b)	1,500	1,493,706

		7,870,386

Connecticut – 0.8%
Connecticut State Health & Educational Facilities Authority Series 2023-A 2.80%, 07/01/2048	1,000	979,704
State of Connecticut Series 2019-A 5.00%, 04/15/2024	1,000	1,014,718

		1,994,422

Delaware – 0.3%
Delaware River & Bay Authority Series 2022 5.00%, 01/01/2024	820	826,691

District of Columbia – 4.1%
District of Columbia (District of Columbia Fed Hwy Grant) Series 2020 5.00%, 12/01/2023	2,200	2,215,663
5.00%, 12/01/2024	855	876,579
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 5.00%, 10/01/2024	7,230	7,339,875

		10,432,117

Florida – 4.3%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2023 5.00%, 04/01/2025	2,110	2,146,149
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2025	1,000	1,014,938

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 4.00%, 12/15/2023(a)	$365	$363,570
County of Broward FL Airport System Revenue Series 2013-A 5.125%, 10/01/2038 (Pre-refunded/ETM)	2,000	2,007,211
Series 2015-C 5.00%, 10/01/2023	1,015	1,017,458
Series 2019-C 2.384%, 10/01/2026	1,000	922,285
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2021 1.75%, 06/01/2026(a)	155	150,234
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	1,000	889,266
Florida State Board of Education (State of Florida) Series 2019-D 5.00%, 06/01/2024	1,165	1,185,134
State of Florida Department of Transportation Turnpike System Revenue Series 2017-A 5.00%, 07/01/2024	1,070	1,090,228
Village Community Development District No. 13 Series 2019 2.625%, 05/01/2024	125	123,475

		10,909,948

Georgia – 4.6%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2027	1,000	1,004,576
City of Atlanta GA Department of Aviation Series 2021-C 5.00%, 07/01/2024	1,000	1,011,589
Development Authority of Monroe County (The) (Oglethorpe Power Corp.) Series 2013-A 1.50%, 01/01/2039	2,150	2,031,354
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	2,500	2,484,960
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2021-A 4.00%, 07/01/2052	4,000	3,986,769

	Principal Amount (000)	U.S. $ Value

State of Georgia Series 2022-C 5.00%, 07/01/2023	$1,000	$1,000,000

		11,519,248

Guam – 1.0%
Antonio B Won Pat International Airport Authority Series 2021-A 2.699%, 10/01/2026	610	547,240
Guam Department of Education (Guam Department of Education COP) Series 2020 3.625%, 02/01/2025	1,050	1,020,864
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2023	1,000	1,004,211

		2,572,315

Hawaii – 2.9%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2023	2,360	2,373,617
5.00%, 11/01/2024	2,660	2,726,143
State of Hawaii Airports System Revenue Series 2022-B 5.00%, 07/01/2023	2,180	2,180,000

		7,279,760

Illinois – 5.4%
Chicago O’Hare International Airport Series 2022 5.00%, 01/01/2024	2,000	2,010,803
5.00%, 01/01/2025	2,000	2,035,204
City of Chicago IL Series 2020-A 5.00%, 01/01/2025	1,000	1,019,533
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2020 5.00%, 05/15/2050	2,025	2,098,623
Metropolitan Pier & Exposition Authority Series 2022 3.00%, 06/15/2024	1,000	989,936
Sales Tax Securitization Corp. Series 2020-A 5.00%, 01/01/2026	2,740	2,843,708
State of Illinois Series 2022-B 5.00%, 03/01/2024	1,500	1,513,009
Series 2023-C 5.00%, 05/01/2024	1,000	1,010,943

		13,521,759

	Principal Amount (000)	U.S. $ Value

Kansas – 0.6%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 0.662%, 05/01/2024	$1,500	$1,438,292

Kentucky – 2.8%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) Series 2015-A 5.00%, 09/01/2023	1,000	1,002,328
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2024	1,000	1,011,017
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-A 4.00%, 04/01/2048	5,000	4,995,525

		7,008,870

Louisiana – 0.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp ELL System Restoration Revenue) Series 2023 5.081%, 06/01/2031	1,000	997,373
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	100	102,416
6.10%, 06/01/2038(a)	105	113,193
6.10%, 12/01/2040(a)	100	107,803
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 4.042% (SOFR + 0.50%), 05/01/2043(b)	990	971,096

		2,291,881

Maryland – 1.2%
State of Maryland Series 2017-B 5.00%, 08/01/2024	2,930	2,988,847

Massachusetts – 0.8%
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	1,000	971,110
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2023	220	220,000
4.00%, 07/01/2026	240	235,299
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) AGM Series 2020-C 5.00%, 10/01/2023	300	300,943
5.00%, 10/01/2025	195	200,702

		1,928,054

	Principal Amount (000)	U.S. $ Value

Michigan – 4.0%
Bloomfield Hills School District Series 2023 5.00%, 05/01/2024	$705	$715,711
5.00%, 05/01/2025	775	801,115
5.00%, 05/01/2026	600	632,812
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.068% (LIBOR 3 Month + 0.60%), 07/01/2032(b)	2,530	2,395,713
Michigan State Building Authority (Michigan State Building Authority Lease) Series 2013-I 5.00%, 10/15/2029	2,000	2,012,027
Series 2015-I 5.00%, 04/15/2033	3,390	3,520,424

		10,077,802

Missouri – 0.9%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2014 5.00%, 02/01/2026	940	941,119
Southeast Missouri State University Series 2020 5.00%, 04/01/2025	1,275	1,308,511

		2,249,630

Nebraska – 1.2%
Central Plains Energy Project (Goldman Sachs Group Inc/The) Series 2022-1 5.00%, 05/01/2053	2,095	2,172,052
Central Plains Energy Project (Royal Bank of Canada) Series 2019 4.00%, 12/01/2049	810	810,195

		2,982,247

Nevada – 1.3%
Clark County School District Series 2021-A 5.00%, 06/15/2027	2,150	2,304,044
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 3.70%, 01/01/2050(a)	1,000	996,048

		3,300,092

	Principal Amount (000)	U.S. $ Value

New Jersey – 1.1%
County of Union NJ Series 2018-A 3.00%, 03/01/2027	$1,210	$1,210,097
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 12/15/2024	490	500,564
New Jersey Turnpike Authority Series 2021-B 0.638%, 01/01/2024	1,125	1,097,876

		2,808,537

New York – 9.9%
City of New York NY Series 2022-A 5.00%, 09/01/2024	685	699,525
Long Island Power Authority Series 2015-A 1.00%, 05/01/2033	1,000	992,153
Metropolitan Transportation Authority Series 2015-D 5.00%, 11/15/2028	940	967,623
Series 2021-D 3.72% (SOFR + 0.33%), 11/01/2035(b)	1,795	1,782,604
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2023	1,600	1,607,189
Port Authority of New York & New Jersey Series 2015 5.00%, 10/15/2027	1,195	1,225,669
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2025	2,250	2,312,409
5.00%, 06/01/2026	2,200	2,293,551
Triborough Bridge & Tunnel Authority Series 2021-A 5.00%, 11/01/2025	4,905	5,125,038
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022-A 5.00%, 08/15/2024	6,925	7,053,183
Series 2022-E 4.434% (SOFR + 1.05%), 04/01/2026(b)	1,000	1,009,605

		25,068,549

North Carolina – 2.7%
City of Charlotte NC Airport Revenue Series 2021-B 5.00%, 07/01/2024	875	886,500
5.00%, 07/01/2025	1,005	1,029,226
County of Gaston NC Series 2023 4.00%, 05/01/2025(c)	3,110	3,155,375

	Principal Amount (000)	U.S. $ Value

County of Mecklenburg NC Series 2022 5.00%, 09/01/2024	$1,805	$1,845,964

		6,917,065

Ohio – 3.0%
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 5.50%, 12/01/2027	175	173,387
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2021 1.50%, 02/01/2026	2,000	1,827,480
Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2024	2,500	2,529,113
5.00%, 02/15/2025	3,000	3,090,972

		7,620,952

Pennsylvania – 3.4%
City of Philadelphia PA Series 2019-B 5.00%, 02/01/2025	1,000	1,026,936
Monroe County Hospital Authority/PA (Lehigh Valley Health Network Obligated Group) Series 2016 5.00%, 07/01/2023	1,025	1,025,000
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.71% (MUNIPSA + 0.70%), 11/15/2047(b)	1,000	982,323
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 4.00%, 11/01/2024	500	502,133
5.00%, 11/01/2025	1,000	1,029,426
5.00%, 11/01/2026	850	886,150
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.35%, (SOFR + 0.80%), 09/01/2040(a) (b) (c)	2,000	2,002,329
Reading School District BAM Series 2019-D 5.00%, 04/01/2025	1,000	1,026,965

		8,481,262

Puerto Rico – 0.2%
Commonwealth of Puerto Rico Series 2021-A 5.25%, 07/01/2023	62	62,498
5.375%, 07/01/2025	125	128,086
5.625%, 07/01/2027	400	421,182

		611,766

	Principal Amount (000)	U.S. $ Value

South Carolina – 1.6%
Piedmont Municipal Power Agency (Piedmont Municipal Power Agency Catawba Project Power Sales Revenue) Series 2021-A 4.00%, 01/01/2024	$1,525	$1,528,859
4.00%, 01/01/2025	1,240	1,251,197
SCAGO Educational Facilities Corp. for Pickens School District (Pickens County School District/SC) Series 2015 5.00%, 12/01/2030	1,250	1,283,197

		4,063,253

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-B Zero Coupon, 12/01/2024(a)	500	464,620

Texas – 9.0%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2021 4.50%, 06/15/2056(a)	500	495,508
Board of Regents of the University of Texas System Series 2016-E 5.00%, 08/15/2024	1,565	1,596,721
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021 4.00%, 08/15/2027	1,940	1,962,612
Coppell Independent School District Series 2019 5.00%, 08/15/2023	2,135	2,139,243
Dallas Fort Worth International Airport Series 2021-A 5.00%, 11/01/2027	1,295	1,403,304
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2020 5.00%, 06/01/2024	1,000	1,014,590
5.00%, 06/01/2032	4,355	4,514,235
Mansfield Independent School District Series 2015 4.00%, 02/15/2033 (Pre-refunded/ETM)	1,000	1,012,949
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue Series 2017-B 5.00%, 11/01/2023	1,080	1,086,127
North Texas Tollway Authority (North Texas Tollway System) Series 2022-B 5.00%, 01/01/2024	2,260	2,278,332

	Principal Amount (000)	U.S. $ Value

State of Texas Series 2016 5.50%, 08/01/2026	$1,000	$1,067,364
Tarrant Regional Water District Water Supply System Revenue Series 2014 5.00%, 03/01/2044 (Pre-refunded/ETM)	2,000	2,022,426
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2023	2,150	2,159,505

		22,752,916

Utah – 1.4%
City of Salt Lake City UT Airport Revenue Series 2021-A 5.00%, 07/01/2029	3,180	3,433,574

Virginia – 1.4%
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2025	505	512,353
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) Series 2022 3.50%, 11/01/2052	3,000	2,993,908

		3,506,261

Washington – 5.0%
Spokane County School District No 81 Spokane Series 2022 5.00%, 12/01/2023	5,035	5,071,867
State of Washington Series 2021 5.00%, 06/01/2024	2,000	2,034,565
5.00%, 06/01/2025	2,500	2,592,976
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(a)	2,000	1,995,509
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 5.00%, 12/01/2023(a)	250	251,547
5.00%, 12/01/2024(a)	195	199,219
5.00%, 12/01/2025(a)	275	283,642
5.00%, 12/01/2026(a)	285	297,790

		12,727,115

West Virginia – 0.0%
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	100	98,603

	Principal Amount (000)	U.S. $ Value

Wisconsin – 3.9%
City of Milwaukee WI Series 2017-N 5.00%, 04/01/2024	$1,415	$1,426,965
Series 2020-N 5.00%, 04/01/2028	3,610	3,878,466
State of Wisconsin Series 2023-1 5.00%, 05/01/2024	1,000	1,014,866
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)	360	359,773
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 4.19% (MUNIPSA + 0.18%), 08/15/2054(b)	1,000	969,849
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	2,000	2,034,794
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No 1) Series 2023 Zero Coupon, 09/01/2029(a)	100	62,586
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021-B 2.25%, 06/01/2027(a)	200	185,604

		9,932,903

Total Long-Term Municipal Bonds (cost $251,615,646)		246,209,030

Short-Term Municipal Notes – 2.7%
Colorado – 0.6%
Colorado Educational & Cultural Facilities Authority (Miami Beach Jewish Community Center, Inc.) Series 2022 3.60%, 07/01/2041(d)	1,600	1,600,000

Idaho – 1.4%
Idaho Health Facilities Authority (St Luke’s Health System Ltd. Obligated Group/ID) Series 2018-C 4.00%, 03/01/2048(d)	3,400	3,400,000

Iowa – 0.7%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 3.75%, 07/01/2041(d)	1,770	1,770,000

Total Short-Term Municipal Notes (cost $6,770,000)		6,770,000

Total Municipal Obligations (cost $258,385,646)		252,979,030

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 0.7%
Industrial – 0.7%
Consumer Cyclical - Automotive – 0.4%
General Motors Financial Co., Inc. 6.308% (SOFR + 1.30%), 04/07/2025(b)	$1,000	$996,510

Consumer Cyclical - Entertainment – 0.3%
YMCA of Greater New York 2.303%, 08/01/2026	1,000	899,930

Total Corporates - Investment Grade (cost $2,000,000)		1,896,440

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Transportation - Airlines – 0.1%
United Airlines, Inc. 4.375%, 04/15/2026(a) (cost $300,000)	300	285,036

	Shares

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(e) (f) (g) (cost $137,423)	137,423	137,423

Total Investments – 101.1% (cost $260,823,069)(h)		255,297,929
Other assets less liabilities – (1.1)%		(2,827,045)

Net Assets – 100.0%		$252,470,884

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,700	04/30/2030	1 Day SOFR	3.075%	Annual	$(110,525)	$—	$(110,525)
USD	1,630	04/30/2030	1 Day SOFR	3.500%	Annual	(22,455)	—	(22,455)
USD	1,400	04/30/2030	1 Day SOFR	3.369%	Annual	(31,796)	—	(31,796)

						$(164,776)	$—	$(164,776)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	580	10/09/2029	1.125%	SIFMA*	Quarterly	$65,889	$—	$65,889

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $10,206,694 or 4.0% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(c)	When-Issued or delayed delivery security.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $349,078 and gross unrealized depreciation of investments was $(5,973,105), resulting in net unrealized depreciation of $(5,624,027).

As of June 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.3% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index.

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$246,209,030	$—	$246,209,030
Short-Term Municipal Notes	—	6,770,000	—	6,770,000
Corporates - Investment Grade	—	1,896,440	—	1,896,440
Corporates - Non-Investment Grade	—	285,036	—	285,036
Short-Term Investments	137,423	—	—	137,423

Total Investments in Securities	137,423	255,160,506	—	255,297,929
Other Financial Instruments(a):
Assets:
Interest Rate Swaps	—	65,889	—	65,889
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(164,776)	—	(164,776)

Total	$137,423	$255,061,619	$—	$255,199,042

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2023 is as follows:

Portfolio	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$142,940	$142,803	$137	$177